Related party transactions	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
AerDragon
We provide accounting related services to AerDragon, for which we received a fee of $0.1 million during the three months ended June 30, 2019 and 2018 and $0.4 million and $0.2 million for the six months ended June 30, 2019 and 2018, respectively. In addition, we received a dividend of nil and $1.7 million during the six months ended June 30, 2019 and 2018, respectively.
ACSAL
We provide aircraft asset and lease management services to ACSAL, for which we received a fee of $0.1 million during the three months ended June 30, 2019 and 2018 and $0.2 million for the six months ended June 30, 2019 and 2018. In addition, we received a dividend of $0.2 million during the three months ended June 30, 2019 and 2018 and $0.5 million and $0.6 million during the six months ended June 30, 2019 and 2018, respectively.
AerLift
We provide a variety of management services to, and guarantee certain debt of, AerLift, for which we received a fee of $0.4 million during the three months ended June 30, 2019 and 2018 and $0.8 million and $0.9 million for the six months ended June 30, 2019 and 2018, respectively. In addition, we received a dividend of $0.2 million during the six months ended June 30, 2019 and 2018.
AerCap Partners I
During the six months ended June 30, 2019, we sold three aircraft to our joint venture partner in AerCap Partners I.